Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500

NOTE 7 - RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500

The financial statements of the Plan include distributions to participants as deductions when paid. The Department of Labor requires participant loans that violate the IRC to be recorded as deemed distributions on the Form 5500, although the Plan still holds the participant loans as an asset.

The following is a reconciliation of net assets available for benefits from the financial statements to the Form 5500 (in thousands):

	As of December 31,
	2025	2024
Net assets available for benefits from the financial statements	$5,369,432	$4,805,429
Participant loans reduced by current year deemed distributions	(1,510)	(1,702)
Participant loans reduced by deemed distributions in prior years and currently outstanding	(13,725)	(17,871)
Net assets available for benefits from the Form 5500	$5,354,197	$4,785,856

The following is a reconciliation of the change in net assets available for benefits from the financial statements to the Form 5500 (in thousands):

Year Ended December 31, 2025
Net increase in net assets available for benefits per the financial statements	$564,003
Deemed distributions of participant loans for the current year	(1,510)
Deemed distributions of participant loans for the prior year	5,848
Net increase in net assets available for benefits per the Form 5500	$568,341